RELATED PARTY TRANSACTIONS (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Wages	$ 1,072,364	$ 791,987
Vacation	156,410	114,941
Payroll Taxes on the above	86,014
Classified as long-term	(906,928)	$ (906,928)
Accrued compensation included in accrued expenses	$ 407,860		$ 395,667